Document and Entity Information	Mar. 14, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000872912
Document Type	8-K
Document Period End Date	Mar. 14, 2024
Entity Registrant Name	DELCATH SYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-16133
Entity Tax Identification Number	06-1245881
Entity Address, Address Line One	566 Queensbury Avenue
Entity Address, Address Line Two	Queensbury
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12804
City Area Code	(212)
Local Phone Number	489-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	DCTH
Entity Emerging Growth Company	false